GOODWILL (Tables)	12 Months Ended
Dec. 31, 2012
GOODWILL
Schedule of changes in the carrying amount of goodwill
	As of December 31,
	2011	2012	2012
	RMB	RMB	US$
Balance as of January 1	—	—	—
Goodwill acquired	—	4,255,570	683,066
Impairment losses	—	—	—
Balance as of December 31	—	4,255,570	683,066